Pensions and other post-employment benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 14,385	£ 14,500	£ 20,191
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	943	994	1,243
Active | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	277	306	494
Retired | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	666	688	748
Deferred | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 0	£ 0	£ 1